Debt Instruments Issued and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Debt Instruments Issued and Other Financial Liabilities

Note 20 – Debt Instruments Issued and Other Financial Liabilities

As of December 31, 2022 and 2021, composition of debt instruments issued and other financial liabilities is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Debt instruments issued	6,907,380	5,652,230
Regulatory capital financial instruments issued	1,263,169	1,153,045
	8,170,549	6,805,275

a) Debt instruments issued

	As of December 31,
	2022	2021
	MCh$	MCh$
Debt instruments issued
Mortgage finance bonds	18,940	24,035
Senior bonds	6,528,867	5,585,760
Subtotals	6,547,807	5,609,795
Other financial liabilities
Liabilities with the public sector	—	—
Borrowings from local financial institutions	359,573	42,435
Subtotals	359,573	42,435
Totals	6,907,380	5,652,230

a.1) Mortgage finance bonds

Debts classified as short-term are those that constitute demand obligations or will mature within a year. All other debts are classified as long-term. Detail is as follows

	As of December 31, 2022
	Short term	Long term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	6,146	12,794	18,940
Senior bonds	323,821	6,205,046	6,528,867
Debt instruments issued	329,967	6,217,840	6,547,807
Other financial liabilities	359,573	—	359,573

	As of December 31, 2021
	Short term	Long term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	6,809	17,226	24,035
Senior bonds	506,250	5,079,510	5,585,760
Debt instruments issued	513,059	5,096,736	5,609,795
Other financial liabilities	42,435	—	42,435

The following tables provide with additional information, including maturities, for each type of debt issued as of December 31, 2022 and 2021.

Note 20 – Debt Instruments Issued and Other Financial Liabilities, continued

a.2) Senior bonds

Details for senior bonds, by currency, are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Bonds in UF	5,853,292	4,651,061
Bonds in CLP	252,573	352,171
Bonds in COP	423,002	582,528
Totals	6,528,867	5,585,760

The following table presents details for senior bonds issued:

Senior bonds issued during the year ended December 31, 2022:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITACT0418	UF	1,500,000	8 years and 2 months	2.00% annual	02/25/2022	10/09/2027
BITACV0418	UF	3,000,000	8 years and 2 months	2.00% annual	03/03/2022	10/09/2029
BITACU0418	UF	2,000,000	6 years and 1 month	2.00% annual	03/18/2022	10/09/2028
BITADL0321	UF	3,000,000	9 years and 9 months	1.00% annual	05/27/2022	03/09/2032
BITADK0821	UF	3,000,000	9 years and 2 months	1.00% annual	05/31/2022	08/09/2031
BITADJ0321	UF	3,000,000	8 years and 9 months	1.00% annual	06/16/2022	08/09/2031
BITADI0521	UF	3,000,000	7 years and 10 months	1.00% annual	08/01/2022	05/09/2030
BITADH0321	UF	3,000,000	7 years and 5 months	1.00% annual	08/25/2022	03/09/2030
BITADO0622	UF	5,000,000	11 years	2.20% annual	11/04/2022	06/09/2033
BITADN0322	UF	3,000,000	9 years and 9 months	2.20% annual	11/29/2022	09/09/2032
BITADP0222	UF	1,000,000	11 years and 7 months	2.20% annual	12/27/2022	08/09/2034
BITADP0222	UF	1,000,000	11 years and 7 months	2.20% annual	12/27/2022	09/08/2034
Totals		31,500,000

Senior bonds issued during the year ended December 31, 2021:

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITADD0919	UF	1,000,000	8 years and 2 months	0.75% annual	01/15/2021	03/09/2029
BITADD0919	UF	1,000,000	8 years and 2 months	0.75% annual	01/19/2021	03/09/2029
BITADB0919	UF	1,000,000	6 years and 1 month	0.75% annual	02/10/2021	03/09/2027
BITADB0919	UF	2,000,000	6 years	0.75% annual	03/11/2021	03/09/2027
BITADD0919	UF	500,000	7 years and 11 months	0.75% annual	04/09/2021	03/09/2029
BITADD0919	UF	1,500,000	7 years and 10 months	0.75% annual	05/31/2021	03/09/2029
BITACW0418	UF	2,000,000	9 years and 1 month	2.00% annual	08/27/2021	10/09/2030
BITADB0919	UF	1,000,000	5 years and 6 months	0.75% annual	09/14/2021	03/09/2027
BITADB0919	UF	1,000,000	5 years and 6 months	0.75% annual	09/15/2021	03/09/2027
BITACN0419	CLP	60,000,000,000	4 years and 5 months	2.50% annual	10/21/2021	04/01/2026
BITACW0418	UF	5,500,000	8 years and 11 months	2.00% annual	10/26/2021	10/09/2030
BITACT0418	UF	2,000,000	5 years and 11 months	2.00% annual	10/26/2021	10/09/2027
BITACV0418	UF	3,000,000	7 years and 11 months	2.00% annual	11/03/2021	10/09/2029
BITACT0418	UF	2,000,000	5 years and 11 months	2.00% annual	11/03/2021	10/09/2027
Totals UF		23,500,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BITACN0419	CLP	60,000,000,000	4 years and 5 months	2.50% annual	10/21/2021	04/01/2026
Totals CLP		60,000,000,000

Note 20 – Debt Instruments Issued and Other Financial Liabilities, continued

b) Regulatory capital financial instruments issued

Details of subordinated bonds, by currency, are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Subordinated bonds
Subordinated bonds with transitional recognition	—	—
Subordinated bonds	1,263,169	1,153,045
Regulatory capital financial instruments issued	1,263,169	1,153,045

	As of December 31,
	2022	2021
	MCh$	MCh$
Bonds in UF	1,070,933	955,982
Bonds in CLP	147,291	—
Bonds in COP	44,945	197,063
Totals	1,263,169	1,153,045

For the years ended December 31, 2022 and 2021 no issuance of subordinated bonds took place.

As of December 31, 2022 and 2021, the Bank has not incurred in any default in the payments of principal, interest or others in regard to debt instruments issued.